Summary of Significant Accounting Policies - Schedule of Class A common stock subject to possible redemption (Details) - USD ($)		3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
	Aug. 28, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Fair value of public warrants at issuance		$ 1,115,700			$ 165,080	$ 165,080	$ 183,675	$ 1,431,815
Common Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering							200,000,000
Fair value of public warrants at issuance							(18,460,769)
Ordinary share issuance costs							(1,208,380)
Accretion of carrying value to redemption value		2,173,673	$ 2,130,352	$ 2,103,979			22,757,853
Class A ordinary shares subject to possible redemption		$ 209,496,708					$ 203,088,704	$ 209,496,708